Property, Plant and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

	March 31, 2012	December 31, 2011
(Dollars in millions)
Land	$6.7	$6.6
Buildings	35.1	34.7
Machinery and equipment	599.3	593.5

	641.1	634.8
Less accumulated depreciation	487.4	479.2

Net	$153.7	$155.6

	December 31,
	2011	2010
(Dollars in millions)
Land	$6.6	$7.6
Buildings	34.7	36.5
Machinery and equipment	593.5	605.5

	634.8	649.6
Less accumulated depreciation	479.2	481.4

Net	$155.6	$168.2